LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
LONG TERM INVESTMENTS
Schedule of long term investments

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000

Cost method investments:
PRC Fund	10,081	10,103	1,548
United States Fund	20,045	20,045	3,072
Total	30,126	30,148	4,620